Variable Interest Entities - Schedule of Financial Statement of VIEs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Financial Statement of VIEs [Line Items]
Current assets	$ 56,968,098		$ 38,952,937
Non-current assets	16,178,799		17,092,057
Total assets	73,146,897		56,044,994
Current liabilities	13,419,529		10,908,746
Non-current liabilities	3,054,676		3,315,122
Total Liabilities	16,474,205		14,223,868
Revenues	33,380,930	$ 28,129,714
Gross profit	7,253,731	7,121,544
Income before income tax expenses	6,133,918	4,910,906
Net income	4,492,677	3,826,300
Net cash (used in) / provided by operating activities	(9,931,501)	(1,732,472)
Net cash used in investing activities	(606,169)
Net cash used in financing activities	11,818,160	(25,516)
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Financial Statement of VIEs [Line Items]
Current assets	54,187,626		37,244,260
Non-current assets	15,578,800		17,092,057
Total assets	69,766,426		54,336,317
Current liabilities	13,121,558		18,099,856
Non-current liabilities	3,054,676		3,315,122
Total Liabilities	16,176,234		21,414,978
Net assets	53,590,192		$ 32,921,339
Revenues	33,380,930	28,129,714
Gross profit	7,253,731	7,121,544
Income before income tax expenses	6,958,007	4,910,906
Net income	5,316,766	3,826,300
Net cash (used in) / provided by operating activities	812,574	(1,732,472)
Net cash used in investing activities	353,812
Net cash used in financing activities	$ (84,088)	$ (25,516)